Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Oppenheimer Portfolio Series
Prospectus Date	rr_ProspectusDate	May 30, 2018
Equity Investor Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $25,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section “About Your Account” beginning on page 18 of the prospectus, in the appendix to the prospectus titled “Special Sales Charge Arrangements and Waivers” and in the section “How to Buy Shares” beginning on page 106 in the Fund’s Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $25,000 in certain funds in the Oppenheimer family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a class of shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Any applicable fee waivers and/or expense reimbursements are reflected in the below examples for the first year only. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If shares are redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If shares are not redeemed
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a special type of mutual fund known as a “fund of funds” because it invests in other mutual funds. Those funds are referred to as the “Underlying Funds.” Under normal market conditions, the Fund invests in shares of some or all of the following Underlying Funds that were chosen based on the Sub-Adviser’s determination that they could provide capital appreciation: Oppenheimer Capital Appreciation Fund, Oppenheimer Developing Markets Fund, Oppenheimer Discovery Fund, Oppenheimer Discovery Mid Cap Growth Fund, Oppenheimer Emerging Markets Innovators Fund, Oppenheimer Global Fund, Oppenheimer Global Opportunities Fund, Oppenheimer International Equity Fund, Oppenheimer International Growth Fund, Oppenheimer International Small-Mid Company Fund, Oppenheimer Main Street All Cap Fund®, Oppenheimer Main Street Fund®, Oppenheimer Main Street Mid Cap Fund®, Oppenheimer Main Street Small Cap Fund®, Oppenheimer Mid Cap Value Fund, Oppenheimer Rising Dividends Fund and Oppenheimer Value Fund. Under normal market conditions, the Fund invests at least 80% of its net assets (including borrowings for investment purposes) in equity securities.

The Sub-Adviser seeks to diversify the Fund’s assets by selecting Underlying Funds with different investment guidelines and styles. Under normal market conditions, the Fund allocates its assets among the Underlying Funds based on asset allocation target ranges of 40-65% in U.S. equities and 35-60% in foreign equities. Equity securities include common stock, preferred stock, rights and warrants, and securities convertible into common stock. Foreign equities are securities of issuers outside of the United States, including issuers in emerging or developing markets. The Fund’s asset allocation targets may vary in particular cases and may change over time.

The Sub-Adviser will monitor the markets and allocate assets among the Underlying Funds based on changing market or economic conditions and investment opportunities. The Sub-Adviser monitors the Underlying Fund selections and periodically rebalances the Fund’s investments to bring them back within their target asset allocation ranges. In response to changing market or economic conditions, the Sub-Adviser may change any or all of the Underlying Funds, including using funds that may be created in the future, or change the Fund’s asset allocation ranges at any time, in each case without prior approval from or notice to shareholders.

		For temporary periods, the Fund may hold a portion of its assets in cash, money market securities or other similar, liquid investments. This will generally occur at times when the Sub-Adviser is unable to immediately invest cash received from purchases of Fund shares or from redemptions of other investments.
Risk [Heading]	rr_RiskHeading	Principal Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The price of the Fund’s shares can go up and down substantially. The value of the Fund’s investments may change because of broad changes in the markets in which the Underlying Funds invest, because of Underlying Fund investment selection or the Fund’s asset allocation, which could cause the Fund to underperform other funds with similar objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.

The following summarizes the risks that the Fund is subject to based on its investments in the Underlying Funds. The risks described below are risks to the Fund’s overall portfolio. These are generally different from the risks of any one Underlying Fund. While each Underlying Fund has its own particular risk characteristics, the strategy of allocating the Fund’s assets to different Underlying Funds may allow those risks to be offset to some extent.

Risks of Investing in the Underlying Funds. Each of the Underlying Funds has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, it will have greater exposure to the risks of that Underlying Fund. The investment objective and principal investment strategies of each of the Underlying Funds are described in the section “More Information About the Underlying Funds” beginning on page 41 of the Fund’s prospectus. There is no guarantee that the Fund or any Underlying Fund will achieve its investment objective. The Underlying Funds will each pursue their investment objectives and policies without the approval of the Fund. If an Underlying Fund were to change its investment objective or policies, the Fund may be forced to sell its shares of that Underlying Fund at a disadvantageous time. The prospectuses and Statements of Additional Information of the Underlying Funds are available without charge by calling toll free at 1.800.225.5677 and can also be viewed and downloaded on the OppenheimerFunds website at www.oppenheimerfunds.com.

Allocation Risk. The Fund’s ability to achieve its investment objective depends largely upon selecting the best mix of Underlying Funds. There is the risk that portfolio manager evaluations and assumptions regarding the Underlying Funds’ prospects may be incorrect in view of actual market conditions.

Risks of Investing in Stocks. The value of the Fund’s portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.

The prices of individual stocks generally do not all move in the same direction at the same time. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), fund share values may fluctuate more in response to events affecting the market for those types of securities.

Risks of Other Equity Securities. Most convertible securities are subject to the risks and price fluctuations of the underlying stock. They may be subject to the risk that the issuer will not be able to pay interest or dividends when due and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Some convertible preferred stocks have a conversion or call feature that allows the issuer to redeem the stock before the conversion date, which could diminish the potential for capital appreciation on the investment. The fixed dividend rate of preferred stocks may cause their prices to behave more like those of debt securities. If interest rates rise, the value of preferred stock having a fixed dividend rate tends to fall. Preferred stock generally ranks behind debt securities in claims for dividends and assets of the issuer in a liquidation or bankruptcy. The price of a warrant does not necessarily move parallel to the price of the underlying security and is generally more volatile than that of the underlying security. Rights are similar to warrants, but normally have a shorter duration. The market for rights or warrants may be very limited and it may be difficult to sell them promptly at an acceptable price. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

Risks of Value Investing. Value investing entails the risk that if the market does not recognize that a fund’s securities are undervalued, the prices of those securities might not appreciate as anticipated. A value approach could also result in fewer investments that increase rapidly during times of market gains and could cause a fund to underperform funds that use a growth or non-value approach to investing. Value investing has gone in and out of favor during past market cycles and when value investing is out of favor or when markets are unstable, the securities of “value” companies may underperform the securities of “growth” companies.

Risks of Growth Investing. If a growth company’s earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, its securities may decline sharply. Growth companies may be newer or smaller companies that may experience greater stock price fluctuations and risks of loss than larger, more established companies. Newer growth companies tend to retain a large part of their earnings for research, development or investments in capital assets. Therefore, they may not pay any dividends for some time. Growth investing has gone in and out of favor during past market cycles and is likely to continue to do so. During periods when growth investing is out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price. Growth stocks may also be more volatile than other securities because of investor speculation.

Risks of Small- and Mid-Cap Companies. Small-cap companies may be either established or newer companies, including “unseasoned” companies that have typically been in operation for less than three years. Mid-cap companies are generally companies that have completed their initial start-up cycle, and in many cases have established markets and developed seasoned market teams. While smaller companies might offer greater opportunities for gain than larger companies, they also may involve greater risk of loss. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Small- and mid-cap companies’ securities may trade in lower volumes and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. Small- and mid-cap companies may not have established markets for their products or services and may have fewer customers and product lines. They may have more limited access to financial resources and may not have the financial strength to sustain them through business downturns or adverse market conditions. Since small- and mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. Small- and mid-cap companies may have unseasoned management or less depth in management skill than larger, more established companies. They may be more reliant on the efforts of particular members of their management team and management changes may pose a greater risk to the success of the business. It may take a substantial period of time before the Fund realizes a gain on an investment in a small- or mid-cap company, if it realizes any gain at all.

Risks of Foreign Investing. Foreign securities are subject to special risks. Securities traded in foreign markets may be less liquid and more volatile than those traded in U.S. markets. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company’s operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of investments denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those investments. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company’s assets, or other political and economic factors. In addition, due to the inter-relationship of global economies and financial markets, changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Fund to time-zone arbitrage risk. Foreign securities may trade on weekends or other days when the Fund does not price its shares. As a result, the value of the Fund’s net assets may change on days when you will not be able to purchase or redeem the Fund’s shares. At times, the Fund may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Foreign securities and foreign currencies held in foreign banks and securities depositories may be subject to only limited or no regulatory oversight.

          Risks of Developing and Emerging Markets. Investments in developing and emerging markets are subject to all the risks associated with foreign investing, however, these risks may be magnified in developing and emerging markets. Developing or emerging market countries may have less well-developed securities markets and exchanges that may be substantially less liquid than those of more developed markets. Settlement procedures in developing or emerging markets may differ from those of more established securities markets, and settlement delays may result in the inability to invest assets or to dispose of portfolio securities in a timely manner. Securities prices in developing or emerging markets may be significantly more volatile than is the case in more developed nations of the world, and governments of developing or emerging market countries may also be more unstable than the governments of more developed countries. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Developing or emerging market countries also may be subject to social, political or economic instability. The value of developing or emerging market countries’ currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures, and practices such as share blocking. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in securities of issuers in developing or emerging market countries may be considered speculative.

          Eurozone Investment Risks. Certain of the regions in which the Fund may invest, including the European Union (EU), currently experience significant financial difficulties. Following the global economic crisis that began in 2008, some of these countries have depended on, and may continue to be dependent on, the assistance from others such as the European Central Bank (ECB) or other governments or institutions, and failure to implement reforms as a condition of assistance could have a significant adverse effect on the value of investments in those and other European countries. In addition, countries that have adopted the euro are subject to fiscal and monetary controls that could limit the ability to implement their own economic policies, and could voluntarily abandon, or be forced out of, the euro. Such events could impact the market values of Eurozone and various other securities and currencies, cause redenomination of certain securities into less valuable local currencies, and create more volatile and illiquid markets. Additionally, the United Kingdom’s intended departure from the EU, commonly known as “Brexit,” may have significant political and financial consequences for Eurozone markets, including greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in the United Kingdom.

Affiliated Portfolio Risk. In managing the Fund, the Manager and the Sub-Adviser will have authority to select and substitute Underlying Funds. The Manager and Sub-Adviser may be subject to potential conflicts of interest in selecting Underlying Funds because the fees paid to each by some Underlying Funds for its advisory services are higher than the fees paid by other Underlying Funds. However, the Manager and Sub-Adviser monitor the investment process to seek to identify, address and resolve any potential issues.

Who Is the Fund Designed For? The Fund is designed primarily for investors seeking capital appreciation. The Fund does not seek income, and its primary focus is investment in stocks. Because of its focus on long-term growth, the Fund may be appropriate for investors with longer term investment goals. Those investors should be willing to assume the greater risks of short-term share price fluctuations that are typical for an aggressive equity allocation. The Fund is not designed for investors needing current income. The Fund is not a complete investment program. You should carefully consider your own investment goals and risk tolerance before investing in the Fund.

		An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	These risks mean that you can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance (for Class A Shares) from calendar year to calendar year and by showing how the Fund’s average annual returns for the periods of time shown in the table compare with those of a broad measure of market performance. The Fund’s past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Sales charges and taxes are not reflected in the bar chart and if those charges were included, returns would be less than those shown. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund’s website: https://www.oppenheimerfunds.com/fund/PortfolioSeriesEquityInvestorFund
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance (for Class A Shares) from calendar year to calendar year and by showing how the Fund’s average annual returns for the periods of time shown in the table compare with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.oppenheimerfunds.com/fund/PortfolioSeriesEquityInvestorFund
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges and taxes are not reflected in the bar chart and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Sales charges and taxes are not included and the returns would be lower if they were. During the period shown, the highest return for a calendar quarter was 23.17% (2nd Qtr 09) and the lowest return for a calendar quarter was -24.93% (4th Qtr 08). For the period from January 1, 2018 to March 31, 2018 the return before sales charges and taxes was -0.33%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2017
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table shows the average annual total returns for each class of the Fund’s shares. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Equity Investor Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.20%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.70%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%	[1]
1 Year	rr_ExpenseExampleYear01	$ 686
3 Years	rr_ExpenseExampleYear03	921
5 Years	rr_ExpenseExampleYear05	1,175
10 Years	rr_ExpenseExampleYear10	1,900
1 Year	rr_ExpenseExampleNoRedemptionYear01	686
3 Years	rr_ExpenseExampleNoRedemptionYear03	921
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,175
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,900
2008	rr_AnnualReturn2008	(41.69%)
2009	rr_AnnualReturn2009	40.24%
2010	rr_AnnualReturn2010	16.80%
2011	rr_AnnualReturn2011	(8.33%)
2012	rr_AnnualReturn2012	17.60%
2013	rr_AnnualReturn2013	28.08%
2014	rr_AnnualReturn2014	1.91%
2015	rr_AnnualReturn2015	(0.34%)
2016	rr_AnnualReturn2016	3.51%
2017	rr_AnnualReturn2017	24.90%
Year to Date Return, Label	rr_YearToDateReturnLabel	For the period from January 1, 2018 to March 31, 2018
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.33%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.17%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.93%)
1 Year	rr_AverageAnnualReturnYear01	17.72%
5 Years	rr_AverageAnnualReturnYear05	9.65%
10 Years	rr_AverageAnnualReturnYear10	5.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 05, 2005
Equity Investor Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.21%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.70%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.91%	[1]
1 Year	rr_ExpenseExampleYear01	$ 696
3 Years	rr_ExpenseExampleYear03	906
5 Years	rr_ExpenseExampleYear05	1,241
10 Years	rr_ExpenseExampleYear10	1,869
1 Year	rr_ExpenseExampleNoRedemptionYear01	196
3 Years	rr_ExpenseExampleNoRedemptionYear03	606
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,041
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,869
1 Year	rr_AverageAnnualReturnYear01	18.91%
5 Years	rr_AverageAnnualReturnYear05	9.84%
10 Years	rr_AverageAnnualReturnYear10	5.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 05, 2005
Equity Investor Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.20%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.70%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.90%	[1]
1 Year	rr_ExpenseExampleYear01	$ 295
3 Years	rr_ExpenseExampleYear03	603
5 Years	rr_ExpenseExampleYear05	1,036
10 Years	rr_ExpenseExampleYear10	2,243
1 Year	rr_ExpenseExampleNoRedemptionYear01	195
3 Years	rr_ExpenseExampleNoRedemptionYear03	603
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,036
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,243
1 Year	rr_AverageAnnualReturnYear01	23.02%
5 Years	rr_AverageAnnualReturnYear05	10.13%
10 Years	rr_AverageAnnualReturnYear10	4.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 05, 2005
Equity Investor Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.20%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.70%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%	[1]
1 Year	rr_ExpenseExampleYear01	$ 144
3 Years	rr_ExpenseExampleYear03	446
5 Years	rr_ExpenseExampleYear05	771
10 Years	rr_ExpenseExampleYear10	1,691
1 Year	rr_ExpenseExampleNoRedemptionYear01	144
3 Years	rr_ExpenseExampleNoRedemptionYear03	446
5 Years	rr_ExpenseExampleNoRedemptionYear05	771
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,691
1 Year	rr_AverageAnnualReturnYear01	24.58%
5 Years	rr_AverageAnnualReturnYear05	10.69%
10 Years	rr_AverageAnnualReturnYear10	5.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 05, 2005
Equity Investor Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.20%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.70%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%	[1]
1 Year	rr_ExpenseExampleYear01	$ 92
3 Years	rr_ExpenseExampleYear03	288
5 Years	rr_ExpenseExampleYear05	501
10 Years	rr_ExpenseExampleYear10	1,113
1 Year	rr_ExpenseExampleNoRedemptionYear01	92
3 Years	rr_ExpenseExampleNoRedemptionYear03	288
5 Years	rr_ExpenseExampleNoRedemptionYear05	501
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,113
1 Year	rr_AverageAnnualReturnYear01	25.21%
5 Years	rr_AverageAnnualReturnYear05	11.26%
10 Years	rr_AverageAnnualReturnYear10	6.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 05, 2005
Equity Investor Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.78%
5 Years	rr_AverageAnnualReturnYear05	9.16%
10 Years	rr_AverageAnnualReturnYear10	4.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 05, 2005
Equity Investor Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.29%
5 Years	rr_AverageAnnualReturnYear05	7.47%
10 Years	rr_AverageAnnualReturnYear10	3.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 05, 2005
Equity Investor Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.83%
5 Years	rr_AverageAnnualReturnYear05	15.79%
10 Years	rr_AverageAnnualReturnYear10	8.50%
Equity Investor Fund | Morgan Stanley Capital International (MSCI) World Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.40%
5 Years	rr_AverageAnnualReturnYear05	11.64%
10 Years	rr_AverageAnnualReturnYear10	5.03%

[1]	Expenses have been restated to reflect current fees.